Significant accounting policies, judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Summary of typical useful lives of other property, plant and equipment	Other property, plant and equipment is depreciated on a straight-line basis over its expected useful life. The typical useful lives of the group’s other property, plant and equipment on initial recognition are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 10 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2024	3,924	992	185,346	47,384	2,290	2,958	12,224	255,118
Exchange adjustments	(213)	(35)	—	(864)	(43)	(23)	(637)	(1,815)
Additions	352	222	7,899	3,039	138	144	1,042	12,836
Acquisitions	60	148	—	1,235	57	80	70	1,650
Transfers from intangible assets	—	—	391	—	—	—	—	391
Reclassified as assets held for sale	(25)	(41)	(3,210)	(747)	(1)	—	—	(4,024)
Deletions and disposals	(38)	(119)	(6,122)	(1,316)	(126)	(472)	(282)	(8,475)
At 31 December 2024	4,060	1,167	184,304	48,731	2,315	2,687	12,417	255,681
Depreciation - owned PP&E
At 1 January 2024	838	553	123,442	25,671	1,684	2,292	6,363	160,843
Exchange adjustments	(52)	(9)	—	(536)	(24)	(9)	(388)	(1,018)
Charge for the year	58	43	10,626	1,553	157	91	731	13,259
Impairment losses	70	—	2,418	1,260	1	9	82	3,840
Impairment reversals	—	—	(420)	(4)	—	(3)	—	(427)
Reclassified as assets held for sale	(6)	(4)	(2,168)	(367)	(1)	—	—	(2,546)
Deletions and disposals	(32)	(63)	(5,807)	(648)	(101)	(447)	(227)	(7,325)
At 31 December 2024	876	520	128,091	26,929	1,716	1,933	6,561	166,626
Owned PP&E - net book amount at 31 December 2024	3,184	647	56,213	21,802	599	754	5,856	89,055
Right-of-use assets - net book amount at 31 December 2024[b]	—	1,613	41	1,431	10	2,589	5,499	11,183
Total PP&E - net book amount at 31 December 2024	3,184	2,260	56,254	23,233	609	3,343	11,355	100,238
Cost - owned PP&E
At 1 January 2023	3,513	950	179,028	44,662	2,202	3,076	10,089	243,520
Exchange adjustments	112	2	—	294	31	2	342	783
Additions	134	48	8,252	2,921	221	80	1,126	12,782
Acquisitions	206	—	—	27	12	48	1,060	1,353
Transfers from intangible assets	—	—	171	—	—	—	—	171
Reclassified as assets held for sale	(7)	—	—	(3)	(3)	(1)	(74)	(88)
Deletions and disposals	(34)	(8)	(2,105)	(517)	(173)	(247)	(319)	(3,403)
At 31 December 2023	3,924	992	185,346	47,384	2,290	2,958	12,224	255,118
Depreciation - owned PP&E
At 1 January 2023	700	501	111,434	22,903	1,671	2,431	5,819	145,459
Exchange adjustments	14	3	—	200	18	2	206	443
Charge for the year	45	30	10,468	1,519	163	85	629	12,939
Impairment losses	108	22	3,628	1,467	—	10	58	5,293
Impairment reversals	—	—	(18)	—	—	(9)	—	(27)
Reclassified as assets held for sale	(1)	—	—	(2)	(1)	(1)	(74)	(79)
Deletions and disposals	(28)	(3)	(2,070)	(416)	(167)	(226)	(275)	(3,185)
At 31 December 2023	838	553	123,442	25,671	1,684	2,292	6,363	160,843
Owned PP&E - net book amount at 31 December 2023	3,086	439	61,904	21,713	606	666	5,861	94,275
Right-of-use assets - net book amount at 31 December 2023[b]	—	1,243	53	916	4	2,463	5,765	10,444
Total PP&E - net book amount at 31 December 2023	3,086	1,682	61,957	22,629	610	3,129	11,626	104,719

Assets under construction included above
At 31 December 2024								10,722
At 31 December 2023								13,390
Depreciation charge for the year on right-of-use assets
2024		215	30	640	3	1,109	882	2,878
2023		196	16	558	5	1,055	783	2,613
aFor information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
b$867 million (2023 $661 million) of drilling rig right-of-use assets and $2,455 million (2023 $2,337 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and
Transportation respectively.

Summary of long-term price assumptions used in impairment testing

2024 price assumptions	2025	2030	2040	2050
Brent oil ($/bbl)	70	70	63	50
Henry Hub gas ($/mmBtu)	4.00	4.00	4.00	4.00

2023 price assumptions	2024	2025	2030	2040	2050
Brent oil ($/bbl)	71	71	71	59	46
Henry Hub gas ($/mmBtu)	4.06	4.05	4.05	4.05	4.05
1. Material accounting policy information, significant judgements, estimates and assumptions – continued